Financial structure and financial costs - Impact on statement of income, Impact of hedging strategies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial structure, financial costs and financial instruments
Cost of net debt	$ (1,230)	$ (1,019)	$ (1,243)
Financial instruments, excluding commodity contracts
Financial structure, financial costs and financial instruments
Loans and receivables	1,335	1,420	562
Financing liabilities and associated hedging instruments	(2,321)	(2,190)	(1,812)
Fair value hedge (ineffective portion)	1	2	(5)
Lease assets and obligations	(552)	(499)	(458)
Assets and liabilities held for trading	307	248	470
Cost of net debt	(1,230)	(1,019)	(1,243)
Impact of the hedging strategies
INEFFECTIVE PORTION OF HEDGE	1	2	(5)
Cash flow hedge
Profit (Loss) recorded in other comprehensive income of the period	448	128	72
Recycled amount from other comprehensive income to the income statement of the period	(260)	140	(55)
Financial instruments, excluding commodity contracts | Fair value hedge
Financial structure, financial costs and financial instruments
Fair value hedge (ineffective portion)	1	2	(5)
Impact of the hedging strategies
Revaluation impact at market value of bonds	(568)	(765)	3,817
Swap hedging of bonds	569	767	(3,822)
INEFFECTIVE PORTION OF HEDGE	1	2	(5)
Financial instruments, excluding commodity contracts | Cash flow hedge
Financial structure, financial costs and financial instruments
Fair value hedge (ineffective portion)	0	0	0
Impact of the hedging strategies
INEFFECTIVE PORTION OF HEDGE	$ 0	$ 0	$ 0